Note 29 - Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of interests in other entities [text block]
Note
29
Investments in associates and joint ventures

The Group has investments in associates and joint ventures, which are accounted for in accordance with the equity method, except for the investment in StarMaker, as detailed below.

Opay Digital Services Limited

Opay is an associate in which the Group has a
19.9%
ownership share. It launched its mobile money services in
2018.
Opay has focused its efforts in Nigeria, a market characterized by a large un-banked population with low mobile money penetration. Opay launched an agent-centric operation in
July 2018
as a means to reach the underserved population. By
December 31, 2018,
Opay had recruited
3,000
agents and average daily transaction volume in
December 2018
was in excess of
US$1
million, with peak days exceeding
US$1.5
million, placing Opay among the top-tier mobile money providers in Nigeria less than one
year after launch.

In
2018,
Opay also launched a separate microfinance product in Kenya, branded OKash. On
December 19, 2018,
the Group paid
US$9.5
million to Opay to acquire
100%
of the shares in TenSpot Pesa Limited, the owner of the OKash business. The transaction resulted in Opay recognizing a gain in its separate financial statements of which
US$1.9
million was the Group’s proportionate share, which is included in the share of Opay’s net loss recognized by the Group. See Note
28
for more information.

StarMaker Inc.

StarMaker is an associate in which the Group acquired a
19.35%
ownership share on
November 5, 2018,
by investing
US$30
million in exchange for preferred shares in the company. The preferred shares have dividend and liquidation preference. As part of the investment, the Group also obtained an option to increase its ownership to
51%
in the
second
half of the year
2020.

StarMaker is a technology-driven social media company focused on music and entertainment. StarMaker enables users to record and share their own music videos, collaborate with other musicians, connect with other users and follow their idols on the social platform. During the second
half of
2018,
StarMaker expanded into short-form music and video clips of a more viral nature.

The preferred shares are accounted for as long-term interests in StarMaker, measured at fair value through the Statement of Operations. In future periods, if StarMaker remains loss-making, the Group may
be required to apply the equity method and recognize its share of losses in reverse order of seniority versus the ordinary shares of the company.

The option to increase our ownership to
51%
in the
second
half of the year
2020,
if exercised, will entail the Group acquiring the shares at either fair value, or at a proxy of fair value. Accordingly, the fair value of the option is immaterial as of
December 31, 2018.

nHorizon

nHorizon is a joint venture in which the Group has a
29.09%
ownership share. nHorizon operates an Opera browser in China with monetization partners, including Baidu, Sogou and others. nHorizon consists of nHorizon Innovation (Beijing) Software Limited and nHorizon Infinite (Beijing) Software Limited (collectively, “nHorizon”). The joint venture was co-founded by Otello Corporation ASA and Telling Telecom in
August 2011.
The Group acquired the investment in nHorizon as a result of the acquisition of Opera Software AS in
2016.

Powerbets Holdings Limited

Powerbets is a joint venture in which the Group has a
50.1%
ownership share. It is a joint venture with a group related to Supabets HK Limited. The joint venture was established on
August 1, 2017.
It provides a platform for sports betting, virtual sports betting, and gaming services throughout Africa. Having one
of the largest gaming footprints in Africa, Powerbets is licensed in nine
African markets and operational in seven.

2016
summary information regarding nHorizon:
	Predecessor	Successor
[US$ thousands]	Period from January 1 to November 3 2016	Period from November 4 to December 31 2016
Revenue	21,590	9,187
Operating profit (loss)	(8,713)	(736)
Net income (loss)	(9,159)	(815)
Group ’ s share of net income (loss)	(2,664)	(237)

Assets	12,954	22,487
Short-term liabilities	27,627	18,854
Equity	(14,673)	3,634

2017
summary information regarding nHorizon, Powerbets and Opay:
	nHorizon	Powerbets Holdings Limited	Opay Digital Services Limited
[US$ thousands]	Year ended December 31,	Period from August 1 to December 31,	Period from November 1 to December 31,
The Group ’ s interest	29.09%	50.10%	19.90%
Revenue	42,298	7,562	—
Operating profit (loss)	(2,219)	(505)	(2,831)
Net income (loss)	(2,710)	(529)	(2,831)
Group’s share of net income (loss), before adjustment	(788)	(265)	(563)
Adjustments related to amortization of intangible assets	—	(54)	—
Group ’ s share of net income (loss)	(788)	(318)	(563)

Assets	19,302	2,672	5,655
Short-term liabilities	15,720	5,649	8,431
Equity	3,583	(2,977)	(2,776)

2018
summary information regarding nHorizon, Powerbets, Opay and StarMaker:
	nHorizon	Powerbets Holdings Limited	Opay Digital Services Limited	StarMaker Inc.
[US$ thousands]	Year ended December 31,	Year ended December 31,	Year ended December 31,	Year ended December 31,
The Group ’ s interest	29.09%	50.10%	19.90%	19.35%
Revenue	48,992	4,498	848	12,332
Operating profit (loss)	(1,568)	(4,528)	(384)	(9,639)
Net income (loss)	(2,056)	(4,735)	(384)	(8,602)
Other comprehensive income that may be reclassified to net income	—	188	—	—
Total comprehensive income	(2,056)	(4,547)	(384)	(8,602)
Group ’ s share of net income (loss)	(598)	(2,372)	(76)	N/a

Current assets	9,761	2,751	4,302	21,366
Non-current assets	1,065	2,851	4,918	11,245
Current liabilities	3,818	7,818	12,043	30,163
Non-current liabilities	5,469	5,114	453	—
Equity	1,539	(7,331)	(3,276)	2,448

The following tables specify the carrying amounts for investments in associates and joint ventures:

As of December 31, 2017

[US$ thousands]
Carrying amount	nHorizon	Powerbets Holdings Limited	Opay Digital Services Limited
Investment (Booked value January 1, 2017)	1,043	—	—
Investment during the fiscal year	770	200	4,969
Loan made to Powerbets Holdings reclassified from other receivables	—	110	—
FX adjustment	86	8	1
Share of net income (loss)	(788)	(318)	(563)
Total	1,110	—	4,406

Group’s share in %	29.09%	50.10%	19.90%
Group’s share in equity	1,042	(1,492)	(552)
Intangible assets	—	1,492	—
Other equity method adjustments	68	—	4,959
Carrying amount	1,110	—	4,406

As of December 31, 2018

[US$ thousands]
Carrying amount	nHorizon	Powerbets Holdings Limited	Opay Digital Services Limited
Investment (Booked value January 1, 2018)	1,110	—	4,406
Investment during the year	—	2,567	—
FX adjustment	(69)	—	—
Share of net income (loss)	(598)	(2,372)	(76)
Share of other comprehensive income	—	94	—
Total	443	289	4,330

Group’s share in %	29.09%	50.10%	19.90%
Group’s share in equity	448	(3,673)	(652)
Intangible assets	—	1,492	—
Equity method adjustments	(5)	2,469	4,982
Carrying amount	443	289	4,330